                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: __

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSM Capital Partners
Address: 320 East Main Street
         Mount Kisco, NY 10549

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen E. Memishian
Title: Managing Partner
Phone: 914-242-1900

Signature, Place, and Date of Signing:

/s/ Stephen E. Memishian         Mount Kisco, NY         05/03/2006
------------------------         ---------------         ----------
      [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number        Name
     28-_________________        ______________________________
     [Repeat as necessary.]

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       60

Form 13F Information Table Value Total:       319,782
                                              (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   None

   [Repeat as necessary.]

PORTVUE-SEC13F.LNP
RUN DATE: 05/02/06 3:19 P.M.

                          D S M CAPITAL PARTNERS LLC

                          FORM 13F INFORMATION TABLE
                             AS OF DATE: 03/31/06

                                                                                                 VOTING AUTHORITY
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   ----------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
---------------------------- -------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ADOBE SYSTEMS                COM            00724F101   8676   248248  SH       DEFINED           0   248248  0
AFFILIATED MANAGERS          COM            008252108   1066    10000  SH       DEFINED           0    10000  0
AMERICAN EXPRESS             COM            025816109  12313   234303  SH       DEFINED           0   234303  0
AMERICAN INTERNATIONAL GROUP COM            026874107   9264   140180  SH       DEFINED           0   140180  0
AMERICAN MEDICAL SYSTEMS     COM            02744M108    879    39075  SH       DEFINED           0    39075  0
AMGEN                        COM            031162100   9633   132415  SH       DEFINED           0   132415  0
AUTOMATIC DATA PROCESSING    COM            053015103  10084   220760  SH       DEFINED           0   220760  0
AXP JAN 2008 55 CALL         OPTION - CALL  0258164AK     62      100  SH  CALL DEFINED           0      100  0
BAKER HUGHES                 COM            057224107   8334   121840  SH       DEFINED           0   121840  0
C. R. BARD                   COM            067383109   9829   144956  SH       DEFINED           0   144956  0
CECO JAN 2007 30 PUT         OPTION - PUT   1416652MF     16      100  SH  PUT  DEFINED           0      100  0
CELG JAN 2008 35 CALL        OPTION - CALL  1510203AG   2310     1400  SH  CALL DEFINED           0     1400  0
CELGENE                      COM            151020104  31192   705377  SH       DEFINED           0   705377  0
CORE LABORATORIES            COM            N22717107    234     4925  SH       DEFINED           0     4925  0
DIAMOND OFFSHORE DRILLING    COM            25271C102    864     9650  SH       DEFINED           0     9650  0
EMC CORPORATION              COM            268648102   6830   501075  SH       DEFINED           0   501075  0
ENSCO INTERNATIONAL          COM            26874Q100    220     4275  SH       DEFINED           0     4275  0
EXPD JAN 2007 55 CALL        OPTION - CALL  3021302AK    312      100  SH  CALL DEFINED           0      100  0
EXPD JAN 2007 80 CALL        OPTION - CALL  3021302AP    106      100  SH  CALL DEFINED           0      100  0
EXPEDITORS INTERNATIONAL     COM            302130109   2291    26516  SH       DEFINED           0    26516  0
FMC TECHNOLOGIES             COM            30249U101    659    12865  SH       DEFINED           0    12865  0
GENZ JAN 2007 60 CALL        OPTION - CALL  3729172AL    244      200  SH  CALL DEFINED           0      200  0
GENZ JAN 2008 80 CALL        OPTION - CALL  3729175AP     74      100  SH  CALL DEFINED           0      100  0
GENZYME                      COM            372917104  18685   277972  SH       DEFINED           0   277972  0
HARRIS CORP                  COM            413875105   9784   206901  SH       DEFINED           0   206901  0
INTUIT                       COM            461202103   6776   127395  SH       DEFINED           0   127395  0
KYPHON                       COM            501577100    204     5485  SH       DEFINED           0     5485  0
LINEAR TECHNOLOGY            COM            535678106   7762   221272  SH       DEFINED           0   221272  0
LOWE'S COMPANIES             COM            548661107   8834   137092  SH       DEFINED           0   137092  0
L-3 COMMUNICATIONS           COM            502424104  13425   156482  SH       DEFINED           0   156482  0
MEDTRONIC                    COM            585055106  10798   212765  SH       DEFINED           0   212765  0
MICROCHIP TECHNOLOGY         COM            595017104  10478   288647  SH       DEFINED           0   288647  0
NOBLE CORP                   COM            G65422100    845    10425  SH       DEFINED           0    10425  0
OCCIDENTAL PETROLEUM         COM            674599105    839     9060  SH       DEFINED           0     9060  0
PACER INTERNATIONAL          COM            69373H106   1231    37670  SH       DEFINED           0    37670  0
QQQQ JUN 2006 35 PUT         OPTION - PUT   6311009RI    200    20000  SH  PUT  DEFINED           0    20000  0
QUALCOMM                     COM            747525103   8434   166649  SH       DEFINED           0   166649  0
RIG JAN 2007 70 CALL         OPTION - CALL  G900782AN    516      300  SH  CALL DEFINED           0      300  0
RIG JAN 2008 75 CALL         OPTION - CALL  G900785AO    201      100  SH  CALL DEFINED           0      100  0
RIG JAN 2008 80 CALL         OPTION - CALL  G900785AP    175      100  SH  CALL DEFINED           0      100  0
ROWAN COMPANIES              COM            779382100    244     5550  SH       DEFINED           0     5550  0
SCHLUMBERGER                 COM            806857108  26068   411914  SH       DEFINED           0   411914  0
SEI INVESTMENTS              COM            784117103    733    18080  SH       DEFINED           0    18080  0
SLB JAN 2007 80 CALL         OPTION - CALL  8068572AP   1976      400  SH  CALL DEFINED           0      400  0
ST. JUDE MEDICAL             COM            790849103    882    21505  SH       DEFINED           0    21505  0
STRYKER                      COM            863667101  10149   228884  SH       DEFINED           0   228884  0
SYK JAN 2008 50 CALL         OPTION - CALL  8636675AJ     57      100  SH  CALL DEFINED           0      100  0
SYK JAN 2008 55 CALL         OPTION - CALL  8636675AK     39      100  SH  CALL DEFINED           0      100  0
TARGET                       COM            87612E106   7668   147431  SH       DEFINED           0   147431  0
THE CHEESECAKE FACTORY       COM            163072101  12349   329740  SH       DEFINED           0   329740  0
TRANSOCEAN                   COM            G90078109   2393    29800  SH       DEFINED           0    29800  0
UNITEDHEALTH GROUP           COM            91324P102   6013   107646  SH       DEFINED           0   107646  0
VARIAN MEDICAL SYSTEMS       COM            92220P105   9484   168878  SH       DEFINED           0   168878  0
WALGREEN COMPANY             COM            931422109   4216    97748  SH       DEFINED           0    97748  0
WEATHERFORD                  COM            G95089101   8757   191415  SH       DEFINED           0   191415  0
WELLPOINT                    COM            94973V107   8663   111885  SH       DEFINED           0   111885  0
WRIGHT EXPRESS               COM            98233Q105    595    21200  SH       DEFINED           0    21200  0
W-H ENERGY                   COM            92925E108    238     5340  SH       DEFINED           0     5340  0
ZIMMER HOLDINGS              COM            98956P102   4318    63875  SH       DEFINED           0    63875  0
ZMH JAN 2008 75 CALL         OPTION - CALL  98956P5AO    261      300  SH  CALL DEFINED           0      300  0

LINE COUNT: 60

SEC13F.LNS

                          D S M CAPITAL PARTNERS LLC

                             FORM 13F SUMMARY PAGE
                             AS OF DATE: 03/31/06
                         RUN DATE: 05/02/06 3:19 P.M.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:      0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 60

FORM 13F INFORMATION TABLE VALUE TOTAL: $319,782,000

LIST OF OTHER INCLUDED MANAGERS:

NO.      13F FILE NUMBER      NAME
---      ---------------      ----